Prepayments and Other Assets, Net (Details) $ in Millions			1 Months Ended					2 Months Ended
	Jan. 12, 2024 USD ($)	Jan. 12, 2024 CNY (¥)	Dec. 22, 2023 USD ($)	Dec. 22, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jan. 31, 2022 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)	Jan. 31, 2022 CNY (¥)
Prepayments and Other Assets, Net [Line Items]
Purchase of land							$ 6.1					¥ 42,690,000
Right of term							50 years
Government Authority [Member]
Prepayments and Other Assets, Net [Line Items]
Deposit to SF smart			$ 9.2	¥ 65,100,000
Land use right										$ 18.3	¥ 129,500,000
Payments for deposits	$ 9.1	¥ 64,400,000
SF Smart And Fujian Yingfu Integrated Circuit Co., Ltd. [Member]
Prepayments and Other Assets, Net [Line Items]
Compensation payment					$ 8.4	¥ 59,700,000		$ 8.4	¥ 59,700,000